As filed with the Securities and Exchange Commission on May 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22552

City National Rochdale International Trade Fixed Income Fund
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

City National Rochdale International Trade Fixed Income Fund
Schedule of Investments, March 31, 2014 (Unaudited)

Principal		Percentage of	Coupon	Maturity
Amount		Net Assets	Rate (a)	Date	Fair Value
	Long-Term Investments:

	Asset Backed Securities:

	Hong Kong
$1,000,000	Sea Lane Series 2011-1A - Class A (Acquired 11/02/2012, Aggregate Cost $1,044,550) (b) (c)	3.5%	14.23%	02/12/2016	$1,041,400

	Ireland
1,000,000	Trade Maps 1 Limited, Series 2013-1 Class C	3.4	2.41	12/10/2016	1,007,810

	Turkey
158,824	Yapi DPR Finance Co. Series 2010-1 - Class A	0.5	0.87	11/21/2014	157,378

	Total Asset Backed Securities (Cost $2,188,917):	7.4			2,206,588

	Corporate Bank Loans:

	Angola
800,000	Ministry of Finance of the Republic of Angola	2.7	5.83	02/24/2018	793,200
795,918	Sonangol Finance Ltd.	2.6	3.65	06/30/2017	789,551
500,000	TAAG Linhas Aereas de Angola	1.7	6.24	06/01/2016	501,250
		7.0			2,084,001

	Bangladesh
1,250,000	Bangladesh Biman Airlines	4.2	5.74	02/05/2019	1,250,000

	Brazil
250,000	Amaggi Exportacao Importacao Ltd.	0.8	2.83	08/29/2014	249,500
1,000,000	Bahia Speciality Cellulose S.A.	3.4	4.11	02/02/2018	1,003,000
		4.2			1,252,500
	Ecuador
1,000,000	Pardaliservices SA	3.4	4.83	01/29/2018	1,002,500

	France
586,512	Maurel & Prom Drilling Services BV	1.8	2.24	09/15/2015	535,192

	Ghana
533,333	Kosmos	1.8	3.90	06/15/2018	529,333

	Jamaica
$571,500	Digicel International Finance Limited	1.9%	3.75%		03/31/2015	$571,786

	Kazakhstan
750,000	BTA Bank RCTFF	2.3	0.00	(d)	12/31/2015	675,000
627,119	Eastcomtrans Kazakhstan	2.1	6.15		04/01/2016	620,220
1,000,000	Kazmunaigaz Finance Sub BV	3.4	2.34		07/15/2016	1,000,000
		7.8				2,295,220

	Macedonia
695,238	Solway Investment Group United and Solway Industries Ltd. (Solway)	2.3	6.16		05/09/2016	696,629

	Mauritania
1,000,000	BB Energy	3.3	1.10		06/15/2014	995,500

	Mongolia
879,130	Just Group LLC (f)	2.2	7.16		10/10/2014	659,787
331,973	MSC Holding LLC (Tranche A)	1.1	6.24		11/23/2015	328,653
539,456	MSC Holding LLC (Tranche B)	1.8	7.74		11/23/2017	532,443
		5.1				1,520,883

	Nigeria
1,000,000	Africa Finance Corporation	3.3	3.23		12/20/2015	994,500
1,000,000	Oando Energy Resources	3.3	0.00	(d)	03/31/2019	988,500
912,808	PFX Funding Limited	3.0	3.98		06/15/2019	897,747
		9.6				2,880,747

	Panama
841,053	Banana International Corporation	2.8	0.00	(d)	06/15/2015	830,539

	Russia
208,333	JSC Oil Company Bashneft	0.7	1.67		03/25/2015	206,146
500,000	Mechel (Tranche A)	1.4	5.74		08/07/2015	410,000
500,000	Mechel (Tranche B)	1.4	5.74		08/10/2015	410,000
		3.5				1,026,146

	Sierra Leone
683,103	African Minerals	2.3	5.82		03/30/2017	679,688

	Ukraine
583,333	Metinvest BV	1.9	4.90		05/31/2015	577,500

	United Arab Emirates
714,286	Ammalay Commodities Dubai, REI-AGRO INDIA	2.4	6.24		04/29/2016	713,929

	Total Corporate Bank Loans (Cost $19,741,405):	65.3				19,442,093

	Corporate Bonds:

	Brazil
$300,000	Latam Airline	1.1%	6.00%		12/10/2020	$316,086

	Singapore
200,000	Oro Negro Pte. Ltd.	0.7	7.50		01/24/2019	200,140

	Total Corporate Bonds (Cost $500,000):	1.8				516,226

	Government Issued Term Loans:

	Tanzania
1,000,000	Tanzania, Ministry of Finance	3.3	6.13		03/03/2020	996,000

	Total Government Issued Term Loans (Cost $995,000)	3.3				996,000

	Promissory Note:

	Turkey
1,062,828	Bossa Ticaret ve Sanayi Isletmeleri	3.5	0.00	(d)	04/25/2014	1,051,137

	Total Promissory Note (Cost $1,060,869):	3.5				1,051,137

	Total Long-Term Investments	81.3				24,212,044

	Short-Term Investment:

	Money Market Fund
	United States
	First American Government Obligations Fund, 0.01% (e)	20.2				6,028,376

	Total Investments (Cost $30,514,567)	101.5%				$30,240,420

(a)	Variable rate.
(b)	144a restricted security.
(c)	Private placement.
(d)	Zero rate coupon.
(e)	7-day yield.
(f)	Illiquid security.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.

City National Rochdale International Trade Fixed Income Fund
Schedule of Investments, March 31, 2013 (Unaudited), Continued

Summary of Fair Value Exposure

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

The Fund pursues its investment objectives by investing primarily in trade finance, structured trade finance, export finance and project finance loans and other forms of debt obligations of companies, banks or other entities (including sovereign entities) located primarily in or having exposure to global emerging markets.

City National Rochdale Investment Management LLC (the “Manager” or “Adviser”) is the investment adviser to the Fund.  The Manager has selected GML Capital LLP, a limited liability partnership formed in England (the “Sub-Adviser”) as sub-investment adviser with respect to the Fund.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the Valuation Date (or at approximately 4:00pm ET if a security’s primary exchange is not normally open at that time), or, if there is no such reported sale on the Valuation Date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available, the security will be valued as set forth in the Fund’s fair value policy.

Debt securities are priced based upon valuations provided by an independent, third-party pricing agent if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agent may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Bank loans, trade finance, structured trade finance, export finance and project finance loans, and other forms of trade finance debt obligations are priced based on valuations provided by an independent third party pricing agent, if available. If a price is not available from an independent third party pricing agent, the security will be valued as set forth in the Fund’s fair value policy.

The Fund has contracted with Debt Domain to provide prices for the trade finance related fixed income securities it holds.  A change in such pricing agent shall require prior approval of the Fair Value Committee and the Fund’s Board. However, in situations when the change would not materially affect valuation of the Fund’s net assets or would involve an immaterial departure in pricing methodology from that of the Fund’s existing pricing agent, Board ratification of a change in the pricing agent may be obtained at the next regularly scheduled Board meeting.  The Fund’s Advisor and sub-adviser shall monitor the reliability of prices obtained from any pricing service with respect to such securities and shall promptly notify the Committee if it reasonably believes that a pricing service is no longer a reliable source for prices.

The Sub-Adviser generally selects trade finance-related securities for investment by the Fund to be held to maturity and will base its estimation of fair value on this presumption. Where the Sub-Adviser decides that the Fund will not to hold the security to maturity, the basis of its fair value estimates will differ.  In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. When making a determination of the fair value of a trade finance-related security, the Sub-Adviser will consider a variety of factors that will include but not be limited to: (1) the cost and/or repayment performance of the underlying trade finance-related security, (2) the last reported price at which the investment was traded, (3) information regarding the investment, the issuer and its sector, country or region, (4) changes in financial conditions and business prospects disclosed in the issuer’s financial statements and other reports, (5) any publicly announced transaction involving the issuer, (6) comparisons to other investments or to financial indices that are correlated to the investment, (7) with respect to fixed income investment, changes in market yields and spreads, and/or (8) other factors that might affect the investment’s value. The fair values of one or more assets may not be the prices at which those assets are ultimately sold. In such circumstances, the Sub-Adviser will reevaluate its fair value methodology to determine, what, if any, adjustments should be made to the methodology for determining the valuation.  Where investments are valued using this methodology and are valued by the Sub-Adviser, they will be considered Level 3 assets. Where investments are valued independently by a third party, such as Debt Domain, using such a methodology they will be considered Level 2 assets.

With respect to other securities and investments, securities for which market quotations are available, but which are restricted as to salability or transferability, are valued as provided above, less an appropriate discount determined at the discretion of the Sub-Adviser (or if deemed appropriate in the Sub-Adviser’s discretion, by an independent third party), based on the nature and term of the restrictions.  Investments valued under this methodology are considered Level 2 assets.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are the classes of investments at March 31, 2014 grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)
Long-Term Investments
Asset Backed Securities	$-	$2,206,588	$-	$2,206,588
Corporate Bank Loans	-	19,442,093	-	19,442,093
Corporate Bonds	-	516,226	-	516,226
Government Issued Term Loans	-	996,000		996,000
Promissory Note	-	1,051,137	-	1,051,137

Total Long-Term Investments	-	24,212,044	-	24,212,044

Short-Term Investment
Money Market Fund	6,028,376	-	-	6,028,376

Total Investments	$6,028,376	$24,212,044	$-	$30,240,420

From October 1, 2013 to March 31, 2014 there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$30,514,567
Gross unrealized appreciation	148,102
Gross unrealized depreciation	(422,250)
Net unrealized depreciation	$(274,148)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale International Trade Fixed Income Fund

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date           May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date           May 29, 2014

By (Signature and Title)    /s/ William O’Donnell
                                                William O’Donnell, Treasurer

Date           May 29, 2014